Wells Fargo Classic Value Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.89%
Communication Services : 11.47%
Diversified Telecommunication Services : 2.96%
Verizon Communications Incorporated	362,400	$20,819,880

Entertainment : 2.24%
The Walt Disney Company	145,800	15,768,270

Interactive Media & Services : 2.65%
Alphabet Incorporated Class C †	13,800	18,611,508

Media : 3.62%
Comcast Corporation Class A	676,800	25,467,984

Consumer Discretionary : 5.02%

Multiline Retail : 2.13%
Dollar Tree Incorporated †	188,300	15,001,861

Specialty Retail : 2.89%
Advance Auto Parts Incorporated	167,900	20,300,789

Consumer Staples : 13.42%

Beverages : 0.95%
Anheuser-Busch InBev NV ADR	143,400	6,670,968

Food & Staples Retailing : 2.56%
The Kroger Company	570,000	18,017,700

Food Products : 7.61%
Kellogg Company	398,600	26,108,300
Mondelez International Incorporated Class A	532,700	27,402,088
		53,510,388

Household Products : 2.30%
The Procter & Gamble Company	137,000	16,148,190

Energy : 6.35%

Energy Equipment & Services : 1.12%
TechnipFMC plc	886,424	7,898,038

Oil, Gas & Consumable Fuels : 5.23%
Chevron Corporation	170,800	15,713,600
ConocoPhillips	289,703	12,196,496
EOG Resources Incorporated	186,200	8,846,362
		36,756,458

Financials : 22.51%
Banks : 13.13%
Bank of America Corporation	905,600	21,779,680
JPMorgan Chase & Company	223,900	21,440,664
PNC Financial Services Group Incorporated	160,500	17,120,535
Truist Financial Corporation	435,800	16,264,056
US Bancorp	430,200	15,702,300
		92,307,235

Capital Markets : 5.15%
Intercontinental Exchange Incorporated	204,800	18,319,360

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Classic Value Fund

	Shares	Value
Capital Markets (continued)
The Goldman Sachs Group Incorporated	97,500	$17,883,450
		36,202,810

Insurance : 4.23%
American International Group Incorporated	383,300	9,747,319
The Allstate Corporation	196,300	19,967,636
		29,714,955

Health Care : 15.64%
Biotechnology : 3.24%
Gilead Sciences Incorporated	271,000	22,764,000

Health Care Equipment & Supplies : 3.71%
Medtronic plc	152,000	14,839,760
Stryker Corporation	60,200	11,223,086
		26,062,846

Health Care Providers & Services : 2.57%
Cigna Corporation	92,500	18,109,650

Pharmaceuticals : 6.12%
Eli Lilly & Company	114,900	17,768,136
Merck & Company Incorporated	318,000	25,230,120
		42,998,256

Industrials : 8.40%
Aerospace & Defense : 2.24%
General Dynamics Corporation	120,300	15,713,586

Air Freight & Logistics : 2.28%
United Parcel Service Incorporated Class B	169,200	16,016,472

Commercial Services & Supplies : 0.99%
Waste Management Incorporated	69,800	6,981,396

Industrial Conglomerates : 2.89%
Honeywell International Incorporated	143,200	20,320,080

Information Technology : 11.02%
Communications Equipment : 4.91%
Cisco Systems Incorporated	486,100	20,600,918
Motorola Solutions Incorporated	97,000	13,949,570
		34,550,488

Semiconductors & Semiconductor Equipment : 2.48%
NXP Semiconductors NV	104,600	10,415,022
ON Semiconductor Corporation †	437,277	7,016,109
		17,431,131

Software : 2.20%
Microsoft Corporation	86,100	15,429,981

Technology Hardware, Storage & Peripherals : 1.43%
Apple Incorporated	34,266	10,067,351

2

Wells Fargo Classic Value Fund	Portfolio of investments — April 30, 2020 (unaudited)

			Shares	Value
Materials : 0.93%
Construction Materials : 0.93%
Vulcan Materials Company			58,000	$6,552,260

Utilities : 3.13%
Electric Utilities : 3.13%
NextEra Energy Incorporated			95,200	22,002,624

Total Common Stocks (Cost $594,957,466)				688,197,155

		Yield
Short-Term Investments : 2.08%
Investment Companies : 2.08%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.19%	14,605,998	14,605,998

Total Short-Term Investments (Cost $14,605,998)				14,605,998

Total investments in securities (Cost $609,563,464)	99.97%			702,803,153
Other assets and liabilities, net	0.03			224,092

Total net assets	100.00%			$703,027,245

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	124,145,985	(124,145,985)	0	$0
Wells Fargo Government Money Market Fund Select Class	21,251,512	147,248,732	(153,894,246)	14,605,998	14,605,998

					$14,605,998	2.08%

*	No longer held at the end of the period.

Wells Fargo Classic Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$80,667,642	$0	$0	$80,667,642
Consumer discretionary	35,302,650	0	0	35,302,650
Consumer staples	94,347,246	0	0	94,347,246
Energy	44,654,496	0	0	44,654,496
Financials	158,225,000	0	0	158,225,000
Health care	109,934,752	0	0	109,934,752
Industrials	59,031,534	0	0	59,031,534
Information technology	77,478,951	0	0	77,478,951
Materials	6,552,260	0	0	6,552,260
Utilities	22,002,624	0	0	22,002,624
Short-term investments
Investment companies	14,605,998	0	0	14,605,998

Total assets	$702,803,153	$0	$0	$702,803,153

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.24%
Communication Services : 10.36%
Diversified Telecommunication Services : 2.72%
AT&T Incorporated	386,742	$11,784,029
Verizon Communications Incorporated	216,442	12,434,593
		24,218,622

Entertainment : 1.05%
Netflix Incorporated †	14,019	5,885,877
The Walt Disney Company	32,217	3,484,269
		9,370,146

Interactive Media & Services : 5.70%
Alphabet Incorporated Class A †	12,590	16,954,953
Alphabet Incorporated Class C †	13,090	17,653,959
Facebook Incorporated Class A †	79,304	16,234,322
		50,843,234

Media : 0.78%
Comcast Corporation Class A	100,169	3,769,359
Discovery Communications Incorporated Class A †	141,057	3,162,498
		6,931,857

Wireless Telecommunication Services : 0.11%
T-Mobile US Incorporated †	11,210	984,238

Consumer Discretionary : 10.62%

Automobiles : 0.34%
Ford Motor Company	112,578	573,022
General Motors Company	111,329	2,481,523
		3,054,545

Hotels, Restaurants & Leisure : 1.23%
Chipotle Mexican Grill Incorporated †	2,021	1,775,550
McDonald’s Corporation	24,855	4,661,804
Starbucks Corporation	58,869	4,517,018
		10,954,372

Household Durables : 1.00%
D.R. Horton Incorporated	88,767	4,191,578
NVR Incorporated †	458	1,419,800
Pulte Group Incorporated	116,194	3,284,804
		8,896,182

Internet & Direct Marketing Retail : 4.21%
Amazon.com Incorporated †	15,164	37,515,736

Multiline Retail : 0.72%
Target Corporation	58,628	6,433,837

Specialty Retail : 2.19%
AutoZone Incorporated †	1,567	1,598,841

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

	Shares	Value
Specialty Retail (continued)
Best Buy Company Incorporated	70,110	$5,379,540
The Home Depot Incorporated	56,904	12,509,206
		19,487,587

Textiles, Apparel & Luxury Goods : 0.93%
Nike Incorporated Class B	95,618	8,335,977

Consumer Staples : 7.96%
Beverages : 1.35%
PepsiCo Incorporated	50,255	6,648,234
The Coca-Cola Company	116,582	5,349,948
		11,998,182

Food & Staples Retailing : 2.50%
Costco Wholesale Corporation	12,488	3,783,864
Sysco Corporation	27,596	1,552,827
The Kroger Company	104,065	3,289,495
Walgreens Boots Alliance Incorporated	91,751	3,971,901
Walmart Incorporated	79,733	9,691,546
		22,289,633

Food Products : 1.36%
General Mills Incorporated	41,592	2,490,945
Lamb Weston Holdings Incorporated	32,166	1,973,706
Pilgrim’s Pride Corporation †	145,415	3,199,130
Tyson Foods Incorporated Class A	71,425	4,441,921
		12,105,702

Household Products : 1.60%
The Procter & Gamble Company	120,969	14,258,616

Personal Products : 0.58%
The Estee Lauder Companies Incorporated Class A	29,515	5,206,446

Tobacco : 0.57%
Altria Group Incorporated	22,107	867,700
Philip Morris International Incorporated	56,138	4,187,895
		5,055,595

Energy : 2.76%
Oil, Gas & Consumable Fuels : 2.76%
Chevron Corporation	86,794	7,985,048
Exxon Mobil Corporation	199,938	9,291,119
Kinder Morgan Incorporated	78,943	1,202,302
Marathon Petroleum Corporation	62,351	2,000,220
Valero Energy Corporation	64,847	4,108,057
		24,586,746

Financials : 9.99%
Banks : 3.47%
Bank of America Corporation	184,097	4,427,533
Citigroup Incorporated	148,127	7,193,047
Citizens Financial Group Incorporated	71,545	1,601,893
JPMorgan Chase & Company	137,934	13,208,560

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Banks (continued)
Popular Incorporated	36,768	$1,418,877
Regions Financial Corporation	177,046	1,903,245
US Bancorp	32,650	1,191,725
		30,944,880

Capital Markets : 2.09%
Ameriprise Financial Incorporated	31,620	3,634,403
Bank of New York Mellon Corporation	122,172	4,586,337
CME Group Incorporated	12,265	2,185,746
Morgan Stanley	84,496	3,331,677
Northern Trust Corporation	62,142	4,919,161
		18,657,324

Consumer Finance : 0.89%
Capital One Financial Corporation	71,072	4,602,623
Synchrony Financial	166,175	3,288,603
		7,891,226

Diversified Financial Services : 1.70%
Berkshire Hathaway Incorporated Class B †	80,768	15,132,692

Insurance : 1.84%
MetLife Incorporated	71,445	2,577,736
Prudential Financial Incorporated	34,098	2,126,692
Reinsurance Group of America Incorporated	34,482	3,609,576
The Hartford Financial Services Group Incorporated	98,640	3,747,334
The Progressive Corporation	56,113	4,337,535
		16,398,873

Health Care : 15.81%
Biotechnology : 3.05%
AbbVie Incorporated	107,429	8,830,664
Amgen Incorporated	41,732	9,983,129
Gilead Sciences Incorporated	99,809	8,383,956
		27,197,749

Health Care Equipment & Supplies : 2.91%
Abbott Laboratories	58,181	5,357,888
Baxter International Incorporated	34,483	3,061,401
Danaher Corporation	12,821	2,095,721
Edwards Lifesciences Corporation †	19,089	4,151,858
Medtronic plc	87,589	8,551,314
Zimmer Biomet Holdings Incorporated	22,960	2,748,312
		25,966,494

Health Care Providers & Services : 3.56%
AmerisourceBergen Corporation	43,277	3,880,216
Anthem Incorporated	12,501	3,509,406
Cardinal Health Incorporated	33,750	1,669,950
Humana Incorporated	11,640	4,444,385
McKesson Corporation	33,693	4,759,136
UnitedHealth Group Incorporated	45,964	13,443,091
		31,706,184

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

	Shares	Value
Health Care Technology : 0.67%
Veeva Systems Incorporated Class A †	31,510	$6,012,108

Life Sciences Tools & Services : 0.22%
Thermo Fisher Scientific Incorporated	5,814	1,945,830

Pharmaceuticals : 5.40%
Allergan plc	19,117	3,581,379
Bristol-Myers Squibb Company	144,839	8,807,660
Eli Lilly & Company	5,689	879,747
Johnson & Johnson	123,721	18,563,099
Merck & Company Incorporated	149,308	11,846,097
Pfizer Incorporated	115,224	4,419,993
		48,097,975

Industrials : 7.13%
Aerospace & Defense : 1.95%
Howmet Aerospace Incorporated	47,301	618,224
Lockheed Martin Corporation	11,894	4,627,480
Northrop Grumman Corporation	7,699	2,545,828
Raytheon Technologies Corporation	126,404	8,192,243
The Boeing Company	10,054	1,417,815
		17,401,590

Air Freight & Logistics : 0.67%
Expeditors International of Washington Incorporated	33,780	2,418,817
United Parcel Service Incorporated Class B	37,185	3,519,932
		5,938,749

Airlines : 0.41%
Delta Air Lines Incorporated	110,899	2,873,393
United Airlines Holdings Incorporated †	25,879	765,501
		3,638,894

Building Products : 0.10%
Carrier Global Corporation †	48,827	864,726

Commercial Services & Supplies : 0.53%
Waste Management Incorporated	46,977	4,698,640

Construction & Engineering : 0.55%
Quanta Services Incorporated	135,784	4,937,106

Electrical Equipment : 0.66%
AMETEK Incorporated	37,743	3,165,505
Eaton Corporation plc	32,586	2,720,931
		5,886,436

Industrial Conglomerates : 0.35%
Honeywell International Incorporated	22,294	3,163,519

Machinery : 1.37%
Caterpillar Incorporated	16,043	1,867,084
Cummins Incorporated	26,062	4,261,137
Illinois Tool Works Incorporated	13,841	2,249,163
Otis Worldwide Corporation †	24,414	1,242,917

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Machinery (continued)
PACCAR Incorporated	37,245	$2,578,471
		12,198,772

Trading Companies & Distributors : 0.54%
W.W. Grainger Incorporated	17,350	4,781,313

Information Technology : 26.17%
Communications Equipment : 1.19%
Cisco Systems Incorporated	250,384	10,611,274

Electronic Equipment, Instruments & Components : 0.71%
CDW Corporation of Delaware	8,204	909,003
Keysight Technologies Incorporated †	43,699	4,228,752
Zebra Technologies Corporation Class A †	5,272	1,210,768
		6,348,523

IT Services : 4.75%
Accenture plc Class A	30,205	5,593,664
Amdocs Limited	53,728	3,462,232
Cognizant Technology Solutions Corporation Class A	28,300	1,641,966
International Business Machines Corporation	38,634	4,850,885
MasterCard Incorporated Class A	24,144	6,638,876
PayPal Holdings Incorporated †	41,915	5,155,545
VeriSign Incorporated †	3,988	835,446
Visa Incorporated Class A	79,204	14,155,339
		42,333,953

Semiconductors & Semiconductor Equipment : 4.31%
Applied Materials Incorporated	82,488	4,098,004
Intel Corporation	218,807	13,124,044
Lam Research Corporation	8,524	2,176,007
Micron Technology Incorporated †	108,461	5,194,197
NVIDIA Corporation	21,661	6,331,077
QUALCOMM Incorporated	95,090	7,480,730
		38,404,059

Software : 9.69%
Adobe Incorporated †	15,798	5,586,805
Broadcom Incorporated	22,099	6,002,530
Cadence Design Systems Incorporated †	44,251	3,590,084
Fortinet Incorporated †	25,424	2,739,182
Intuit Incorporated	26,305	7,097,352
Microsoft Corporation	294,574	52,790,607
Oracle Corporation	106,784	5,656,348
Salesforce.com Incorporated †	17,867	2,893,561
		86,356,469

Technology Hardware, Storage & Peripherals : 5.52%
Apple Incorporated	156,748	46,052,562
HP Incorporated	204,672	3,174,463
		49,227,025

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Disciplined U.S. Core Fund

			Shares	Value
Materials : 1.53%
Chemicals : 0.68%
Linde plc			9,206	$1,693,812
LyondellBasell Industries NV Class A			74,612	4,323,765
				6,017,577

Metals & Mining : 0.85%
Arconic Corporation †			11,825	103,114
Nucor Corporation			90,940	3,745,819
Reliance Steel & Aluminum Company			42,007	3,762,987
				7,611,920

Real Estate : 3.01%
Equity REITs : 3.01%
American Tower Corporation			27,443	6,531,434
AvalonBay Communities Incorporated			16,931	2,758,906
Crown Castle International Corporation			9,157	1,459,901
Equinix Incorporated			7,149	4,827,005
Prologis Incorporated			80,180	7,154,461
SBA Communications Corporation			14,012	4,062,359
				26,794,066

Utilities : 2.90%
Electric Utilities : 1.89%
Eversource Energy			22,322	1,801,385
Exelon Corporation			148,365	5,501,374
NRG Energy Incorporated			137,158	4,598,908
The Southern Company			87,222	4,948,104
				16,849,771

Independent Power & Renewable Electricity Producers : 0.45%
Vistra Energy Corporation			207,729	4,059,025

Multi-Utilities : 0.56%
Dominion Energy Incorporated			41,962	3,236,529
Sempra Energy			13,977	1,731,046
				4,967,575

Total Common Stocks (Cost $625,003,172)				875,569,570

	Yield
Short-Term Investments : 1.34%
Investment Companies : 1.13%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.19%		10,038,838	10,038,838
				10,038,838

		Maturity date	Principal
U.S. Treasury Securities : 0.21%
U.S. Treasury Bill (z)#	1.48	7-30-2020	$1,217,000	1,216,684

Wells Fargo Disciplined U.S. Core Fund	Portfolio of investments — April 30, 2020 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bill (z)#		0.11%	10-1-2020	$700,000	$699,665
					1,916,349

Total Short-Term Investments (Cost $11,950,969)					11,955,187

Total investments in securities (Cost $636,954,141)	99.58%				887,524,757
Other assets and liabilities, net	0.42				3,746,277

Total net assets	100.00%				$891,271,034

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

REIT Real	estate investment trust

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	82	6-19-2020	$11,066,262	$11,899,840	$833,578	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	4,463,040	73,531,596	(77,994,636)	0	$0
Wells Fargo Government Money Market Fund Select Class	7,316,959	197,046,461	(194,324,582)	10,038,838	10,038,838

					$10,038,838	1.13%

*	No longer held at the end of the period.

Wells Fargo Disciplined U.S. Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$92,348,097	$0	$0	$92,348,097
Consumer discretionary	94,678,236	0	0	94,678,236
Consumer staples	70,914,174	0	0	70,914,174
Energy	24,586,746	0	0	24,586,746
Financials	89,024,995	0	0	89,024,995
Health care	140,926,340	0	0	140,926,340
Industrials	63,509,745	0	0	63,509,745
Information technology	233,281,303	0	0	233,281,303
Materials	13,629,497	0	0	13,629,497
Real estate	26,794,066	0	0	26,794,066
Utilities	25,876,371	0	0	25,876,371
Short-term investments
Investment companies	10,038,838	0	0	10,038,838
U.S. Treasury securities	1,916,349	0	0	1,916,349

	887,524,757	0	0	887,524,757
Futures contracts	833,578	0	0	833,578

Total assets	$888,358,335	$0	$0	$888,358,335

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Endeavor Select Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.60%
Communication Services : 13.13%
Entertainment : 3.30%
Netflix Incorporated †	10,500	$4,408,425
Nintendo Company Limited ADR	64,050	3,294,732
		7,703,157

Interactive Media & Services : 9.83%
Alphabet Incorporated Class A †	9,957	13,409,092
Alphabet Incorporated Class C †	1,650	2,225,289
IAC Corporation †	15,700	3,508,636
Tencent Holdings Limited ADR	71,750	3,775,485
		22,918,502

Consumer Discretionary : 16.60%
Auto Components : 1.24%
Aptiv plc	41,550	2,889,803

Automobiles : 1.44%
Ferrari NV	21,600	3,361,392

Internet & Direct Marketing Retail : 10.97%
Amazon.com Incorporated †	8,958	22,162,092
MercadoLibre Incorporated †	5,850	3,413,534
		25,575,626

Specialty Retail : 2.95%
The Home Depot Incorporated	31,316	6,884,196

Financials : 4.78%
Capital Markets : 4.78%
Intercontinental Exchange Incorporated	65,190	5,831,246
S&P Global Incorporated	18,141	5,313,136
		11,144,382

Health Care : 18.82%
Biotechnology : 1.73%
Exact Sciences Corporation †	51,200	4,043,776

Health Care Equipment & Supplies : 10.08%
Alcon Incorporated †	83,150	4,391,152
Boston Scientific Corporation †	136,400	5,112,272
DexCom Incorporated †	16,650	5,581,080
Edwards Lifesciences Corporation †	16,950	3,686,625
Intuitive Surgical Incorporated †	9,250	4,725,640
		23,496,769

Health Care Providers & Services : 4.27%
UnitedHealth Group Incorporated	34,047	9,957,726

Pharmaceuticals : 2.74%
Merck & Company Incorporated	80,450	6,382,903

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Endeavor Select Fund

		Shares	Value
Industrials : 6.91%
Commercial Services & Supplies : 4.32%
Cintas Corporation		19,700	$4,370,051
Waste Connections Incorporated		66,440	5,707,860
			10,077,911

Road & Rail : 2.59%
Union Pacific Corporation		37,800	6,040,062

Information Technology : 30.17%
Communications Equipment : 2.09%
Motorola Solutions Incorporated		33,900	4,875,159

IT Services : 13.74%
Fiserv Incorporated †		49,794	5,131,770
FleetCor Technologies Incorporated †		12,400	2,991,500
Global Payments Incorporated		37,443	6,216,285
PayPal Holdings Incorporated †		54,700	6,728,100
Visa Incorporated Class A		61,428	10,978,412
			32,046,067

Software : 14.34%
Autodesk Incorporated †		24,000	4,491,120
Microsoft Corporation		120,981	21,681,005
ServiceNow Incorporated †		20,680	7,269,847
			33,441,972

Materials : 6.20%
Chemicals : 4.77%
Air Products & Chemicals Incorporated		21,600	4,872,528
The Sherwin-Williams Company		11,650	6,248,711
			11,121,239

Construction Materials : 1.43%
Vulcan Materials Company		29,500	3,332,615

Real Estate : 1.99%
Equity REITs : 1.99%
SBA Communications Corporation		16,000	4,638,720

Total Common Stocks (Cost $121,667,103)			229,931,977

	Yield
Short-Term Investments : 1.33%
Investment Companies : 1.33%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.19%	3,087,831	3,087,831

Total Short-Term Investments (Cost $3,087,831)			3,087,831

2

Wells Fargo Endeavor Select Fund	Portfolio of investments — April 30, 2020 (unaudited)

		Value
Total investments in securities (Cost $124,754,934)	99.93%	$233,019,808
Other assets and liabilities, net	0.07	169,944

Total net assets	100.00%	$233,189,752

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR             American depositary receipt

REIT             Real estate investment fund

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	36,028,007	(36,028,007)	0	$0
Wells Fargo Government Money Market Fund Select Class	4,314,739	51,994,578	(53,221,486)	3,087,831	3,087,831

					$3,087,831	1.33%

*	No longer held at the end of the period.

Wells Fargo Endeavor Select Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$30,621,659	$0	$0	$30,621,659
Consumer discretionary	38,711,017	0	0	38,711,017
Financials	11,144,382	0	0	11,144,382

Health care	43,881,174	0	0	43,881,174
Industrials	16,117,973	0	0	16,117,973
Information technology	70,363,198	0	0	70,363,198
Materials	14,453,854	0	0	14,453,854
Real estate	4,638,720	0	0	4,638,720
Short-term investments
Investment companies	3,087,831	0	0	3,087,831

Total assets	$233,019,808	$0	$0	$233,019,808

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.62%

Communication Services : 10.27%

Entertainment : 0.16%
Roku Incorporated †	55,700	$6,752,511

Interactive Media & Services : 10.02%
Alphabet Incorporated Class A †	169,035	227,639,435
Alphabet Incorporated Class C †	18,990	25,611,053
Facebook Incorporated Class A †	574,100	117,524,011
Pinterest Incorporated Class A †	2,923,985	60,409,530
		431,184,029

Media : 0.09%
Cardlytics Incorporated †	91,800	4,126,410

Consumer Discretionary : 17.05%

Diversified Consumer Services : 0.98%
Bright Horizons Family Solutions Incorporated †	117,030	13,628,144
Grand Canyon Education Incorporated †	330,650	28,442,513
		42,070,657

Hotels, Restaurants & Leisure : 1.33%
Chipotle Mexican Grill Incorporated †	15,900	13,968,945
Planet Fitness Incorporated Class A †	464,600	28,029,318
Starbucks Corporation	196,500	15,077,445
		57,075,708

Internet & Direct Marketing Retail : 9.27%
Amazon.com Incorporated †	159,670	395,023,580
Etsy Incorporated †	60,600	3,931,122
		398,954,702

Specialty Retail : 4.69%
Burlington Stores Incorporated †	335,550	61,301,630
CarMax Incorporated †	503,800	37,104,870
Five Below Incorporated †	316,059	28,495,879
The Home Depot Incorporated	134,610	29,591,316
Ulta Beauty Incorporated †	208,500	45,436,320
		201,930,015

Textiles, Apparel & Luxury Goods : 0.78%
Levi Strauss & Company Class A	2,592,969	33,423,370

Consumer Staples : 1.48%

Beverages : 1.10%
The Coca-Cola Company	1,035,900	47,537,451

Personal Products : 0.38%
The Estee Lauder Companies Incorporated Class A	91,760	16,186,464

Financials : 5.29%

Capital Markets : 4.69%
Assetmark Financial Holdings †	736,287	17,663,525
CME Group Incorporated	96,510	17,199,047
MarketAxess Holdings Incorporated	234,721	106,800,402

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Growth Fund

	Shares	Value
Capital Markets (continued)
Tradeweb Markets Incorporated Class A	1,153,567	$60,170,055
		201,833,029

Consumer Finance : 0.60%
LendingTree Incorporated †	104,160	25,974,379

Health Care : 12.81%

Biotechnology : 3.31%
Alexion Pharmaceuticals Incorporated †	216,200	23,235,014
Biohaven Pharmaceutical Holding Company †	260,600	12,274,260
BioMarin Pharmaceutical Incorporated †	89,600	8,244,992
Exact Sciences Corporation †	395,100	31,204,998
Natera Incorporated †	1,247,495	46,207,215
Vertex Pharmaceuticals Incorporated †	84,200	21,151,040
		142,317,519

Health Care Equipment & Supplies : 6.71%
Boston Scientific Corporation †	2,018,620	75,657,878
DexCom Incorporated †	140,400	47,062,080
Edwards Lifesciences Corporation †	233,900	50,873,250
Insulet Corporation †	204,600	40,862,712
Intuitive Surgical Incorporated †	32,200	16,450,336
Novocure Limited †	585,400	38,519,320
Stryker Corporation	103,800	19,351,434
		288,777,010

Health Care Technology : 1.56%
Veeva Systems Incorporated Class A †	352,150	67,190,220

Life Sciences Tools & Services : 0.84%
Adaptive Biotechnologies Corporation †	458,537	14,677,769
Repligen Corporation †	184,300	21,406,445
		36,084,214

Pharmaceuticals : 0.39%
MyoKardia Incorporated †	94,000	5,905,080
Zoetis Incorporated	85,170	11,013,333
		16,918,413

Industrials : 10.09%

Commercial Services & Supplies : 3.49%
Casella Waste Systems Incorporated Class A †	669,624	31,057,161
Copart Incorporated †	757,570	60,688,933
Waste Connections Incorporated	676,305	58,101,363
		149,847,457

Industrial Conglomerates : 0.70%
Roper Technologies Incorporated	88,590	30,211,848

Professional Services : 1.41%
ASGN Incorporated †	250,587	11,639,766
CoStar Group Incorporated †	57,800	37,469,428
TransUnion	146,600	11,550,614
		60,659,808

Road & Rail : 4.49%
CSX Corporation	932,746	61,775,768
Norfolk Southern Corporation	390,690	66,847,059

2

Wells Fargo Growth Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Road & Rail (continued)
Union Pacific Corporation	404,660	$64,660,621
		193,283,448

Information Technology : 40.15%

IT Services : 12.27%
Euronet Worldwide Incorporated †	193,900	17,792,264
Global Payments Incorporated	430,570	71,483,231
MasterCard Incorporated Class A	541,070	148,778,018
MongoDB Incorporated †	117,420	19,037,305
PayPal Holdings Incorporated †	579,290	71,252,670
Switch Incorporated Class A	1,790,525	30,743,314
Twilio Incorporated Class A †	316,439	35,536,100
Visa Incorporated Class A	745,810	133,291,163
		527,914,065

Semiconductors & Semiconductor Equipment : 5.92%
Maxim Integrated Products Incorporated	157,100	8,637,358
Microchip Technology Incorporated	1,533,090	134,497,986
Monolithic Power Systems Incorporated	359,870	71,941,612
Texas Instruments Incorporated	343,780	39,902,545
		254,979,501

Software : 18.87%
Adobe Incorporated †	41,220	14,577,041
Anaplan Incorporated †	618,939	25,289,848
BlackLine Incorporated †	126,330	7,673,284
Cloudflare Incorporated Class A †	593,192	13,975,604
Dynatrace Incorporated †	1,913,532	57,118,930
Envestnet Incorporated †	1,758,070	109,914,536
Everbridge Incorporated †	277,000	30,852,260
Globant SA †	74,800	8,652,114
HubSpot Incorporated †	94,640	15,959,143
Microsoft Corporation	1,547,350	277,300,594
Mimecast Limited †	896,900	36,683,210
Proofpoint Incorporated †	290,190	35,324,829
Rapid7 Incorporated †	653,800	29,780,590
RealPage Incorporated †	102,300	6,597,327
RingCentral Incorporated Class A †	23,400	5,347,602
Salesforce.com Incorporated †	147,615	23,906,249
ServiceNow Incorporated †	79,990	28,119,685
Splunk Incorporated †	383,600	53,842,096
The Trade Desk Incorporated †	72,600	21,241,308
Zendesk Incorporated †	126,100	9,694,568
		811,850,818

Technology Hardware, Storage & Peripherals : 3.09%
Apple Incorporated	451,940	132,779,972

Materials : 1.48%

Chemicals : 1.48%
Air Products & Chemicals Incorporated	53,100	11,978,298
Linde plc	233,860	43,027,901
PolyOne Corporation	374,063	8,711,927
		63,718,126

Total Common Stocks (Cost $2,024,370,853)		4,243,581,144

3

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Growth Fund

	Yield	Shares	Value
Short-Term Investments : 0.78%

Investment Companies : 0.78%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.19%	33,744,933	$33,744,933

Total Short-Term Investments (Cost $33,744,933)			33,744,933

Total investments in securities (Cost $2,058,115,786)	99.40%		4,277,326,077
Other assets and liabilities, net	0.60		25,859,683

Total net assets	100.00%		$4,303,185,760

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	18,742,078	475,322,934	(494,065,012)	0	$0
Wells Fargo Government Money Market Fund Select Class	62,114,127	426,848,739	(455,217,933)	33,744,933	33,744,933

					$33,744,933	0.78%

*	No longer held at the end of the period.

Wells Fargo Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$442,062,950	$0	$0	$442,062,950
Consumer discretionary	733,454,452	0	0	733,454,452

Consumer staples	63,723,915	0	0	63,723,915
Financials	227,807,408	0	0	227,807,408
Health care	551,287,376	0	0	551,287,376
Industrials	434,002,561	0	0	434,002,561
Information technology	1,727,524,356	0	0	1,727,524,356
Materials	63,718,126	0	0	63,718,126
Short-term investments
Investment companies	33,744,933	0	0	33,744,933

Total assets	$4,277,326,077	$0	$0	$4,277,326,077

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.02%
Communication Services : 5.78%
Diversified Telecommunication Services : 1.74%
AT&T Incorporated	274,281	$8,357,342

Interactive Media & Services : 2.38%
Alphabet Incorporated Class C †	8,467	11,419,104

Media : 1.66%
Discovery Communications Incorporated Class A †	354,960	7,958,203

Consumer Discretionary : 9.11%
Auto Components : 1.39%
Lear Corporation	68,040	6,644,106

Household Durables : 1.42%
Pulte Group Incorporated	240,303	6,793,366

Multiline Retail : 2.22%
Target Corporation	96,998	10,644,561

Specialty Retail : 4.08%
The Home Depot Incorporated	50,197	11,034,807
The TJX Companies Incorporated	174,209	8,544,951
		19,579,758

Consumer Staples : 5.31%
Food & Staples Retailing : 5.31%
Costco Wholesale Corporation	45,247	13,709,841
Walmart Incorporated	96,784	11,764,095
		25,473,936

Energy : 3.81%
Oil, Gas & Consumable Fuels : 3.81%
Chevron Corporation	63,714	5,861,688
ConocoPhillips	158,186	6,659,631
Marathon Petroleum Corporation	178,820	5,736,546
		18,257,865

Financials : 9.10%
Banks : 4.44%
Citizens Financial Group Incorporated	204,452	4,577,680
Fifth Third Bancorp	357,126	6,674,685
JPMorgan Chase & Company	104,848	10,040,244
		21,292,609

Capital Markets : 3.48%
BlackRock Incorporated	20,864	10,474,563
Evercore Partners Incorporated Class A	120,851	6,235,912
		16,710,475

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Large Cap Core Fund

	Shares	Value
Insurance : 1.18%
Prudential Financial Incorporated	90,447	$5,641,179

Health Care : 20.19%
Biotechnology : 7.63%
AbbVie Incorporated	81,055	6,662,721
Amgen Incorporated	40,729	9,743,191
Gilead Sciences Incorporated	121,363	10,194,492
United Therapeutics Corporation †	91,121	9,983,217
		36,583,621

Health Care Equipment & Supplies : 2.22%
Baxter International Incorporated	119,874	10,642,414

Health Care Providers & Services : 6.48%
Anthem Incorporated	36,427	10,226,152
CVS Health Corporation	146,569	9,021,322
UnitedHealth Group Incorporated	40,326	11,794,145
		31,041,619

Pharmaceuticals : 3.86%
Bristol-Myers Squibb Company	152,326	9,262,944
Johnson & Johnson	61,699	9,257,318
		18,520,262

Industrials : 7.18%
Aerospace & Defense : 2.37%
Lockheed Martin Corporation	29,160	11,344,990

Construction & Engineering : 1.61%
EMCOR Group Incorporated	121,324	7,707,714

Machinery : 3.20%
Allison Transmission Holdings Incorporated	193,967	7,048,761
Cummins Incorporated	50,811	8,307,599
		15,356,360

Information Technology : 28.94%
Communications Equipment : 1.81%
Cisco Systems Incorporated	204,856	8,681,797

Electronic Equipment, Instruments & Components : 4.30%
CDW Corporation of Delaware	90,371	10,013,107
Zebra Technologies Corporation Class A †	46,191	10,608,225
		20,621,332

IT Services : 3.88%
Leidos Holdings Incorporated	95,742	9,460,267
MasterCard Incorporated Class A	33,283	9,151,827
		18,612,094

Semiconductors & Semiconductor Equipment : 2.21%
Intel Corporation	176,225	10,569,976

2

Wells Fargo Large Cap Core Fund	Portfolio of investments — April 30, 2020 (unaudited)

			Shares	Value
Software : 12.23%
Fortinet Incorporated †			108,144	$11,651,435
Intuit Incorporated			35,338	9,534,546
Microsoft Corporation			114,207	20,467,036
Oracle Corporation			194,891	10,323,375
VMware Incorporated Class A †			50,718	6,670,430
				58,646,822

Technology Hardware, Storage & Peripherals : 4.51%
Apple Incorporated			73,658	21,640,720

Materials : 3.27%
Chemicals : 1.24%
Huntsman Corporation			354,714	5,962,742

Metals & Mining : 2.03%
Reliance Steel & Aluminum Company			108,358	9,706,710

Real Estate : 4.69%
Equity REITs : 4.69%
American Tower Corporation			47,576	11,323,088
Prologis Incorporated			125,263	11,177,217
				22,500,305

Utilities : 1.64%
Independent Power & Renewable Electricity Producers : 1.64%
Vistra Energy Corporation			402,648	7,867,742

Total Common Stocks (Cost $403,767,981)				474,779,724

		Yield
Short-Term Investments : 1.14%
Investment Companies : 1.14%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.19%	5,468,833	5,468,833

Total Short-Term Investments (Cost $5,468,833)				5,468,833

Total investments in securities (Cost $409,236,814)	100.16%			480,248,557
Other assets and liabilities, net	(0.16)			(750,056)

Total net assets	100.00%			$479,498,501

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT             Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares beginning of period	Shares purchased	Shares sold	Shares end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC *	0	78,707,968	(78,707,968)	0	$0
Wells Fargo Government Money Market Fund Select Class	5,360,147	347,161,683	(347,052,997)	5,468,833	5,468,833

					$5,468,833	1.14%

*	No longer held at the end of the period.

Wells Fargo Large Cap Core Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$27,734,649	$0	$0	$27,734,649
Consumer discretionary	43,661,791	0	0	43,661,791
Consumer staples	25,473,936	0	0	25,473,936
Energy	18,257,865	0	0	18,257,865
Financials	43,644,263	0	0	43,644,263
Health care	96,787,916	0	0	96,787,916
Industrials	34,409,064	0	0	34,409,064
Information technology	138,772,741	0	0	138,772,741
Materials	15,669,452	0	0	15,669,452

Real estate	22,500,305	0	0	22,500,305
Utilities	7,867,742	0	0	7,867,742
Short-term investments
Investment companies	5,468,833	0	0	5,468,833

Total assets	$480,248,557	$0	$0	$480,248,557

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.28%
Communication Services : 12.85%
Entertainment : 1.51%
Activision Blizzard Incorporated	121,780	$7,761,039
Netflix Incorporated †	4,900	2,057,265
The Walt Disney Company	39,830	4,307,615
		14,125,919

Interactive Media & Services : 11.34%
Alphabet Incorporated Class A †	25,380	34,179,246
Alphabet Incorporated Class C †	25,660	34,606,616
Facebook Incorporated Class A †	181,080	37,068,887
		105,854,749

Consumer Discretionary : 17.05%
Hotels, Restaurants & Leisure : 1.19%
Chipotle Mexican Grill Incorporated †	7,660	6,729,693
Starbucks Corporation	56,980	4,372,075
		11,101,768

Internet & Direct Marketing Retail : 9.57%
Amazon.com Incorporated †	36,130	89,385,620

Specialty Retail : 5.25%
Burlington Stores Incorporated †	89,030	16,264,891
CarMax Incorporated †	90,890	6,694,049
The Home Depot Incorporated	61,240	13,462,389
The TJX Companies Incorporated	60,520	2,968,506
Ulta Beauty Incorporated †	44,210	9,634,243
		49,024,078

Textiles, Apparel & Luxury Goods : 1.04%
Levi Strauss & Company Class A	80,200	1,033,778
Nike Incorporated Class B	99,840	8,704,051
		9,737,829

Consumer Staples : 1.81%
Beverages : 1.46%
The Coca-Cola Company	296,570	13,609,597

Personal Products : 0.35%
The Estee Lauder Companies Incorporated Class A	18,520	3,266,928

Financials : 3.47%
Capital Markets : 3.47%
CME Group Incorporated	49,440	8,810,702
MarketAxess Holdings Incorporated	43,460	19,774,735
The Charles Schwab Corporation	101,830	3,841,028
		32,426,465

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Large Cap Growth Fund

	Shares	Value
Health Care : 12.39%
Biotechnology : 1.13%
Alexion Pharmaceuticals Incorporated †	56,000	$6,018,320
Vertex Pharmaceuticals Incorporated †	18,240	4,581,888
		10,600,208

Health Care Equipment & Supplies : 8.60%
Abbott Laboratories	152,680	14,060,301
Baxter International Incorporated	103,900	9,224,242
Boston Scientific Corporation †	593,670	22,250,752
Edwards Lifesciences Corporation †	64,840	14,102,700
Intuitive Surgical Incorporated †	15,000	7,663,200
Medtronic plc	21,930	2,141,026
Stryker Corporation	58,580	10,921,069
		80,363,290

Health Care Technology : 0.65%
Veeva Systems Incorporated Class A †	31,620	6,033,096

Life Sciences Tools & Services : 0.55%
Agilent Technologies Incorporated	66,500	5,097,890

Pharmaceuticals : 1.46%
Zoetis Incorporated	105,670	13,664,188

Industrials : 10.02%
Commercial Services & Supplies : 2.04%
Copart Incorporated †	47,680	3,819,645
Waste Connections Incorporated	177,410	15,241,293
		19,060,938

Industrial Conglomerates : 1.40%
Roper Technologies Incorporated	38,360	13,081,911

Professional Services : 0.50%
CoStar Group Incorporated †	3,800	2,463,388
TransUnion	27,530	2,169,089
		4,632,477

Road & Rail : 6.08%
CSX Corporation	341,910	22,644,699
Norfolk Southern Corporation	99,130	16,961,143
Union Pacific Corporation	107,610	17,195,002
		56,800,844

Information Technology : 39.07%
IT Services : 14.00%
Fidelity National Information Services Incorporated	182,913	24,124,396
Global Payments Incorporated	37,400	6,209,148
MasterCard Incorporated Class A	145,590	40,032,882
PayPal Holdings Incorporated †	181,660	22,344,180
Square Incorporated Class A †	32,600	2,123,564
Visa Incorporated Class A	201,290	35,974,549
		130,808,719

2

Wells Fargo Large Cap Growth Fund	Portfolio of investments — April 30, 2020 (unaudited)

		Shares	Value
Semiconductors & Semiconductor Equipment : 6.25%
Maxim Integrated Products Incorporated		93,910	$5,163,172
Microchip Technology Incorporated		327,180	28,703,501
NVIDIA Corporation		35,060	10,247,337
Taiwan Semiconductor Manufacturing Company Limited ADR		26,900	1,429,197
Texas Instruments Incorporated		110,290	12,801,360
			58,344,567

Software : 15.42%
Adobe Incorporated †		33,260	11,762,066
Microsoft Corporation		502,690	90,087,075
Salesforce.com Incorporated †		58,820	9,525,899
ServiceNow Incorporated †		46,560	16,367,702
Splunk Incorporated †		116,290	16,322,464
			144,065,206

Technology Hardware, Storage & Peripherals : 3.40%
Apple Incorporated		108,060	31,748,028

Materials : 2.62%
Chemicals : 2.62%
Air Products & Chemicals Incorporated		53,670	12,106,879
Ecolab Incorporated		13,200	2,554,200
Linde plc		53,310	9,808,507
			24,469,586

Total Common Stocks (Cost $441,746,552)			927,303,901

	Yield
Short-Term Investments : 0.26%
Investment Companies : 0.26%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.19%	2,437,669	2,437,669

Total Short-Term Investments (Cost $2,437,669)			2,437,669

Total investments in securities (Cost $444,184,221)	99.54%		929,741,570
Other assets and liabilities, net	0.46		4,259,182

Total net assets	100.00%		$934,000,752

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR                 American depositary receipt

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	39,213,509	192,298,942	(231,512,451)	0	$0
Wells Fargo Government Money Market Fund Select Class	5,937,879	134,915,240	(138,415,450)	2,437,669	2,437,669

					$2,437,669	0.26%

*	No longer held at the end of the period.

Wells Fargo Large Cap Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$119,980,668	$0	$0	$119,980,668
Consumer discretionary	159,249,295	0	0	159,249,295

Consumer staples	16,876,525	0	0	16,876,525
Financials	32,426,465	0	0	32,426,465
Health care	115,758,672	0	0	115,758,672
Industrials	93,576,170	0	0	93,576,170
Information technology	364,966,520	0	0	364,966,520
Materials	24,469,586	0	0	24,469,586
Short-term investments
Investment companies	2,437,669	0	0	2,437,669

Total assets	$929,741,570	$0	$0	$929,741,570

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.79%
Communication Services : 7.25%
Diversified Telecommunication Services : 4.60%
AT&T Incorporated	165,113	$5,030,993
Verizon Communications Incorporated	53,695	3,084,778
		8,115,771

Entertainment : 0.69%
Activision Blizzard Incorporated	942	60,034
The Madison Square Garden Company Class A	975	167,037
The Madison Square Garden Entertainment Corporation †	975	80,633
The Walt Disney Company	8,379	906,189
		1,213,893

Interactive Media & Services : 1.02%
Facebook Incorporated Class A †	8,830	1,807,589

Media : 0.94%
Comcast Corporation Class A	43,833	1,649,436

Consumer Discretionary : 8.35%
Hotels, Restaurants & Leisure : 0.83%
Texas Roadhouse Incorporated	31,020	1,460,732

Household Durables : 2.67%
Garmin Limited	21,515	1,746,157
Helen of Troy Limited †	6,077	998,330
NVR Incorporated †	306	948,600
TopBuild Corporation †	10,911	1,016,796
		4,709,883

Internet & Direct Marketing Retail : 0.70%
Amazon.com Incorporated †	498	1,232,052

Leisure Products : 0.04%
Hasbro Incorporated	936	67,589

Specialty Retail : 1.89%
Carvana Company †	18,136	1,452,875
Floor & Decor Holdings Incorporated †	44,418	1,883,323
		3,336,198

Textiles, Apparel & Luxury Goods : 2.22%
Deckers Outdoor Corporation †	2,311	343,784
lululemon athletica Incorporated †	7,790	1,740,909
Nike Incorporated Class B	20,937	1,825,288
		3,909,981

Consumer Staples : 9.47%
Beverages : 2.20%
PepsiCo Incorporated	29,315	3,878,081

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Large Company Value Fund

	Shares	Value
Food & Staples Retailing : 2.81%
Costco Wholesale Corporation	6,333	$1,918,899
Walmart Incorporated	24,938	3,031,214
		4,950,113

Food Products : 3.13%
J & J Snack Foods Corporation	11,043	1,402,792
Lancaster Colony Corporation	4,714	634,646
Mondelez International Incorporated Class A	62,459	3,212,891
The Simply Good Foods Company †	14,039	264,635
		5,514,964

Household Products : 1.33%
The Procter & Gamble Company	19,965	2,353,275

Energy : 5.33%
Energy Equipment & Services : 0.96%
Helmerich & Payne Incorporated	85,916	1,698,559

Oil, Gas & Consumable Fuels : 4.37%
Cabot Oil & Gas Corporation	79,162	1,711,482
Chevron Corporation	49,595	4,562,740
Pioneer Natural Resources Company	15,948	1,424,316
		7,698,538

Financials : 19.12%
Banks : 5.80%
Bank of America Corporation	134,915	3,244,706
First Financial Bankshares Incorporated	23,264	647,902
JPMorgan Chase & Company	31,587	3,024,771
Truist Financial Corporation	88,833	3,315,248
		10,232,627

Capital Markets : 5.38%
Bank of New York Mellon Corporation	42,298	1,587,867
BlackRock Incorporated	8,176	4,104,679
CME Group Incorporated	2,723	485,266
Morgan Stanley	13,849	546,066
T. Rowe Price Group Incorporated	7,670	886,882
The Goldman Sachs Group Incorporated	10,167	1,864,831
		9,475,591

Diversified Financial Services : 3.89%
Berkshire Hathaway Incorporated Class B †	36,601	6,857,563

Insurance : 4.05%
Chubb Limited	5,359	578,826
National General Holdings Corporation	7,507	142,858
RLI Corporation	17,247	1,256,099
The Travelers Companies Incorporated	29,097	2,944,907
White Mountains Insurance Group Limited	2,282	2,220,386
		7,143,076

2

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Health Care : 20.28%
Biotechnology : 3.18%
Amgen Incorporated	225	$53,825
Gilead Sciences Incorporated	31,273	2,626,932
Vertex Pharmaceuticals Incorporated †	11,653	2,927,234
		5,607,991

Health Care Equipment & Supplies : 2.78%
CONMED Corporation	27,723	2,049,007
Neogen Corporation †	20,175	1,262,753
ResMed Incorporated	10,194	1,583,332
		4,895,092

Health Care Providers & Services : 3.72%
Chemed Corporation	5,847	2,435,685
Cigna Corporation	12,546	2,456,256
The Ensign Group Incorporated	44,591	1,668,149
		6,560,090

Life Sciences Tools & Services : 1.67%
Agilent Technologies Incorporated	600	45,996
Bio-Rad Laboratories Incorporated Class A †	6,568	2,890,577
		2,936,573

Pharmaceuticals : 8.93%
Johnson & Johnson	48,467	7,271,989
Merck & Company Incorporated	37,483	2,973,901
Pfizer Incorporated	143,484	5,504,045
		15,749,935

Industrials : 7.32%
Aerospace & Defense : 0.50%
General Dynamics Corporation	1,914	250,007
Raytheon Technologies Corporation	9,637	624,574
		874,581

Air Freight & Logistics : 0.60%
Forward Air Corporation	20,339	1,049,492

Airlines : 0.71%
SkyWest Incorporated	40,489	1,253,135

Building Products : 0.48%
Carrier Global Corporation †	9,637	170,671
CSW Industrials Incorporated	10,291	681,676
		852,347

Commercial Services & Supplies : 0.87%
Republic Services Incorporated	19,546	1,531,234

Industrial Conglomerates : 0.04%
General Electric Company	11,340	77,112

3

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Large Company Value Fund

	Shares	Value
Machinery : 0.89%
Otis Worldwide Corporation †	4,818	$245,284
RBC Bearings Incorporated †	10,457	1,324,693
		1,569,977

Professional Services : 1.03%
Exponent Incorporated	25,737	1,810,083

Road & Rail : 1.29%
CSX Corporation	34,378	2,276,855

Transportation Infrastructure : 0.91%
Macquarie Infrastructure Company LLC	58,207	1,605,931

Information Technology : 9.13%
Communications Equipment : 1.53%
Cisco Systems Incorporated	63,648	2,697,402

Electronic Equipment, Instruments & Components : 0.08%
National Instruments Corporation	3,788	145,535

IT Services : 1.09%
International Business Machines Corporation	15,246	1,914,288

Semiconductors & Semiconductor Equipment : 4.50%
Brooks Automation Incorporated	4,494	172,974
Intel Corporation	66,458	3,986,151
Monolithic Power Systems Incorporated	11,549	2,308,761
NVIDIA Corporation	5,000	1,461,400
		7,929,286

Software : 1.93%
Intuit Incorporated	12,629	3,407,430

Materials : 3.91%
Chemicals : 2.56%
Linde plc	24,569	4,520,450

Containers & Packaging : 0.38%
Sonoco Products Company	13,883	678,046

Metals & Mining : 0.97%
Southern Copper Corporation	52,494	1,702,905

Real Estate : 2.13%
Equity REITs : 2.04%
Highwoods Properties Incorporated	6,680	259,251
Prologis Incorporated	1,392	124,208
PS Business Parks Incorporated	14,870	1,919,568
The Geo Group Incorporated	72,396	917,981
WP Carey Incorporated	5,737	377,380
		3,598,388

Real Estate Management & Development : 0.09%
CBRE Group Incorporated Class A †	3,841	164,894

4

Wells Fargo Large Company Value Fund	Portfolio of investments — April 30, 2020 (unaudited)

			Shares	Value
Utilities : 5.50%
Electric Utilities : 4.51%
Duke Energy Corporation			21,759	$1,842,117
Exelon Corporation			80,645	2,990,317
NextEra Energy Incorporated			11,349	2,622,981
PPL Corporation			19,683	500,342
				7,955,757

Water Utilities : 0.99%
American Water Works Company Incorporated			14,293	1,739,315

Total Common Stocks (Cost $159,568,416)				172,409,635

		Yield
Short-Term Investments : 1.74%
Investment Companies : 1.74%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.19%	3,068,078	3,068,078

Total Short-Term Investments (Cost $3,068,078)				3,068,078

Total investments in securities (Cost $162,636,494)	99.53%			175,477,713
Other assets and liabilities, net	0.47			833,178

Total net assets	100.00%			$176,310,891

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT                 Real estate investment trust

5

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	26	6-19-2020	$3,209,502	$3,773,120	$563,618	$0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,645,324	32,758,049	(31,335,295)	3,068,078	$3,068,078	1.74%

Wells Fargo Large Company Value Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$12,786,689	$0	$0	$12,786,689
Consumer discretionary	14,716,435	0	0	14,716,435
Consumer staples	16,696,433	0	0	16,696,433
Energy	9,397,097	0	0	9,397,097
Financials	33,708,857	0	0	33,708,857
Health care	35,749,681	0	0	35,749,681
Industrials	12,900,747	0	0	12,900,747
Information technology	16,093,941	0	0	16,093,941
Materials	6,901,401	0	0	6,901,401
Real estate	3,763,282	0	0	3,763,282
Utilities	9,695,072	0	0	9,695,072
Short-term investments
Investment companies	3,068,078	0	0	3,068,078

	175,477,713	0	0	175,477,713
Futures contracts	563,618	0	0	563,618

Total assets	$176,041,331	$0	$0	$176,041,331

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of April 30, 2020, the Fund had segregated $186,104 as cash collateral for these open futures contracts.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 97.70%
Communication Services : 10.52%
Diversified Telecommunication Services : 1.98%
Verizon Communications Incorporated	17,202	$988,255

Entertainment : 5.40%
Activision Blizzard Incorporated	12,103	771,322
Electronic Arts Incorporated †	6,523	745,318
Madison Square Garden Entertainment Corporation Class A †	1,754	145,056
Madison Square Garden Sports Corporation Class A	1,754	300,495
Take-Two Interactive Software Incorporated †	6,119	740,705
		2,702,896

Media : 3.14%
Cable One Incorporated	345	659,937
Discovery Communications Incorporated Class C †	15,496	316,273
John Wiley & Sons Incorporated Class A	4,672	175,434
The New York Times Company Class A	12,856	418,077
		1,569,721

Consumer Discretionary : 10.78%
Auto Components : 0.17%
Gentex Corporation	3,428	83,095

Diversified Consumer Services : 2.86%
Bright Horizons Family Solutions Incorporated †	2,275	264,924
Frontdoor Incorporated †	11,137	431,113
Graham Holdings Company Class B	77	30,031
Grand Canyon Education Incorporated †	8,214	706,568
		1,432,636

Hotels, Restaurants & Leisure : 1.60%
Domino’s Pizza Incorporated	2,209	799,503

Household Durables : 0.76%
Garmin Limited	4,655	377,800

Internet & Direct Marketing Retail : 0.94%
Amazon.com Incorporated †	190	470,060

Multiline Retail : 3.84%
Dollar General Corporation	4,879	855,289
Dollar Tree Incorporated †	7,534	600,234
Ollie’s Bargain Outlet Holdings Incorporated †	6,887	467,696
		1,923,219

Textiles, Apparel & Luxury Goods : 0.61%
Nike Incorporated Class B	3,507	305,740

Consumer Staples : 32.35%
Beverages : 6.24%
Keurig Dr. Pepper Incorporated	24,958	660,389
Monster Beverage Corporation †	11,514	711,680
PepsiCo Incorporated	7,124	942,434
The Coca-Cola Company	17,639	809,454
		3,123,957

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

	Shares	Value
Food & Staples Retailing : 5.44%
Casey’s General Stores Incorporated	3,681	$557,340
Costco Wholesale Corporation	2,430	736,290
Sprouts Farmers Market Incorporated †	12,485	259,438
The Kroger Company	23,605	746,154
Walmart Incorporated	3,487	423,845
		2,723,067

Food Products : 13.90%
Campbell Soup Company	11,835	591,513
Flowers Foods Incorporated	33,792	752,886
General Mills Incorporated	13,227	792,165
Hain Celestial Group Incorporated †	3,831	98,993
Hormel Foods Corporation	16,929	793,124
Kellogg Company	4,148	271,694
Lamb Weston Holdings Incorporated	3,800	233,168
McCormick & Company Incorporated	5,498	862,306
Mondelez International Incorporated Class A	17,261	887,906
The Hershey Company	6,197	820,669
The J.M. Smucker Company	7,389	849,070
		6,953,494

Household Products : 5.97%
Church & Dwight Company Incorporated	8,172	571,958
Colgate-Palmolive Company	10,324	725,467
Kimberly-Clark Corporation	1,163	161,052
The Clorox Company	3,774	703,625
The Procter & Gamble Company	7,001	825,208
		2,987,310

Tobacco : 0.80%
Altria Group Incorporated	10,208	400,664

Energy : 0.07%
Oil, Gas & Consumable Fuels : 0.07%
Cabot Oil & Gas Corporation	1,666	36,019

Financials : 5.38%
Banks : 0.24%
Commerce Bancshares Incorporated	1,960	119,932

Capital Markets : 3.35%
Cboe Global Markets Incorporated	6,436	639,610
MarketAxess Holdings Incorporated	1,471	669,320
VIRTU Financial Incorporated Class A	15,662	366,021
		1,674,951

Insurance : 1.79%
American Financial Group Incorporated	5,506	364,717
American National Insurance Company	379	30,510
The Progressive Corporation	4,524	349,705
White Mountains Insurance Group Limited	156	151,788
		896,720

Health Care : 16.25%
Biotechnology : 3.11%
Alexion Pharmaceuticals Incorporated †	1,944	208,922
Gilead Sciences Incorporated	8,135	683,340

2

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Biotechnology (continued)
Incyte Corporation †	6,786	$662,721
		1,554,983

Health Care Equipment & Supplies : 2.78%
ABIOMED Incorporated †	1,497	286,301
Masimo Corporation †	1,891	404,504
West Pharmaceutical Services Incorporated	3,710	702,155
		1,392,960

Health Care Providers & Services : 1.86%
Chemed Corporation	1,197	498,634
Premier Incorporated Class A †	12,992	430,815
		929,449

Life Sciences Tools & Services : 3.02%
Bio-Rad Laboratories Incorporated Class A †	1,891	832,229
Mettler-Toledo International Incorporated †	589	424,045
Waters Corporation †	1,364	255,068
		1,511,342

Pharmaceuticals : 5.48%
Bristol-Myers Squibb Company	2,400	145,944
Johnson & Johnson	5,273	791,161
Merck & Company Incorporated	11,255	892,972
Pfizer Incorporated	23,819	913,697
		2,743,774

Industrials : 7.15%
Aerospace & Defense : 0.98%
Curtiss-Wright Corporation	4,749	492,234

Air Freight & Logistics : 1.06%
C.H. Robinson Worldwide Incorporated	4,306	305,295
Expeditors International of Washington Incorporated	3,166	226,701
		531,996

Commercial Services & Supplies : 1.03%
Republic Services Incorporated	6,556	513,597

Industrial Conglomerates : 1.22%
Carlisle Companies Incorporated	5,028	608,187

Machinery : 0.94%
The Toro Company	7,327	467,536

Professional Services : 1.07%
CoStar Group Incorporated †	510	330,613
TransUnion	2,612	205,799
		536,412

Road & Rail : 0.07%
Schneider National Incorporated Class B	1,659	36,349

Trading Companies & Distributors : 0.78%
Watsco Incorporated	2,436	392,172

3

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Low Volatility U.S. Equity Fund

	Shares	Value
Information Technology : 8.42%
Communications Equipment : 0.66%
F5 Networks Incorporated †	851	$118,510
Viasat Incorporated †	4,965	210,516
		329,026

Electronic Equipment, Instruments & Components : 0.97%
Amphenol Corporation Class A	182	16,063
Dolby Laboratories Incorporated Class A	695	41,721
National Instruments Corporation	11,172	429,228
		487,012

IT Services : 1.90%
Amdocs Limited	6,848	441,285
Jack Henry & Associates Incorporated	3,097	506,514
		947,799

Software : 4.89%
Atlassian Corporation plc Class A †	1,391	216,287
Citrix Systems Incorporated	5,691	825,252
DocuSign Incorporated †	3,446	360,969
NortonLifeLock Incorporated	11,468	243,924
Tyler Technologies Incorporated †	1,723	552,549
Zscaler Incorporated †	3,724	249,806
		2,448,787

Materials : 4.49%
Chemicals : 1.68%
Linde plc	4,405	810,476
NewMarket Corporation	72	29,624
		840,100

Containers & Packaging : 1.65%
AptarGroup Incorporated	5,768	617,637
Sonoco Products Company	4,219	206,056
		823,693

Metals & Mining : 1.16%
Royal Gold Incorporated	4,758	582,998

Real Estate : 0.51%
Equity REITs : 0.51%
Equity Commonwealth	7,545	256,153

Utilities : 1.78%
Electric Utilities : 1.78%
Hawaiian Electric Industries Incorporated	8,736	344,810
Pinnacle West Capital Corporation	7,083	545,320
		890,130

Total Common Stocks (Cost $46,500,144)		48,885,728

4

Wells Fargo Low Volatility U.S. Equity Fund	Portfolio of investments — April 30, 2020 (unaudited)

		Yield	Shares	Value
Short-Term Investments : 2.39%
Investment Companies : 2.39%
Wells Fargo Government Money Market Fund Select Class (I)(u)		0.19%	1,198,200	$1,198,200

Total Short-Term Investments (Cost $1,198,200)				1,198,200

Total investments in securities (Cost $47,698,344)	100.09%			50,083,928
Other assets and liabilities, net	(0.09)			(47,057)

Total net assets	100.00%			$50,036,871

†	Non-income-earning security
(I)	The issue of the security is an affiliated person of the fund as defined in the investment company Act of 1940.
(u)	The rate represents the 7-day annualized yield at the period end.

Abbreviations:

REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	1,153,395	27,358,384	(27,313,579)	1,198,200	$1,198,200	2.39%

Wells Fargo Low Volatility U.S. Equity Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$5,260,872	$0	$0	$5,260,872
Consumer discretionary	5,392,053	0	0	5,392,053
Consumer staples	16,188,492	0	0	16,188,492
Energy	36,019	0	0	36,019
Financials	2,691,603	0	0	2,691,603
Health care	8,132,508	0	0	8,132,508
Industrials	3,578,483	0	0	3,578,483
Information technology	4,212,624	0	0	4,212,624
Materials	2,246,791	0	0	2,246,791

Real estate	256,153	0	0	256,153
Utilities	890,130	0	0	890,130
Short-term investments
Investment companies	1,198,200	0	0	1,198,200

Total assets	$50,083,928	$0	$0	$50,083,928

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 98.95%
Communication Services : 12.55%
Entertainment : 4.06%
Netflix Incorporated †	36,100	$15,156,585
Nintendo Company Limited ADR	221,238	11,380,483
Spotify Technology SA †	41,000	6,214,370
		32,751,438

Interactive Media & Services : 8.49%
Alphabet Incorporated Class A †	26,300	35,418,210
Alphabet Incorporated Class C †	7,485	10,094,720
IAC Corporation †	55,100	12,313,748
Tencent Holdings Limited ADR	203,200	10,692,384
		68,519,062

Consumer Discretionary : 16.23%
Auto Components : 1.06%
Aptiv plc	122,800	8,540,740

Automobiles : 0.83%
Ferrari NV	43,100	6,707,222

Diversified Consumer Services : 0.86%
Bright Horizons Family Solutions Incorporated †	59,557	6,935,413

Hotels, Restaurants & Leisure : 2.14%
Chipotle Mexican Grill Incorporated †	19,600	17,219,580

Internet & Direct Marketing Retail : 9.43%
Amazon.com Incorporated †	26,700	66,055,800
MercadoLibre Incorporated †	17,200	10,036,372
		76,092,172

Specialty Retail : 1.91%
The Home Depot Incorporated	70,200	15,432,066

Financials : 1.60%
Capital Markets : 1.60%
Intercontinental Exchange Incorporated	144,400	12,916,580

Health Care : 20.33%
Biotechnology : 1.91%
Exact Sciences Corporation †	163,400	12,905,332
Sarepta Therapeutics Incorporated †	21,200	2,499,056
		15,404,388

Health Care Equipment & Supplies : 8.76%
Alcon Incorporated †	193,800	10,234,578
Align Technology Incorporated †	39,200	8,422,120
Boston Scientific Corporation †	384,800	14,422,304
DexCom Incorporated †	44,100	14,782,320
Edwards Lifesciences Corporation †	39,700	8,634,750
Intuitive Surgical Incorporated †	27,800	14,202,464
		70,698,536

Health Care Providers & Services : 4.84%
HealthEquity Incorporated †	159,648	8,983,393

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Omega Growth Fund

	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	102,900	$30,095,163
		39,078,556

Health Care Technology : 1.54%
Veeva Systems Incorporated Class A †	65,200	12,440,160

Pharmaceuticals : 3.28%
Elanco Animal Health Incorporated †	305,819	7,556,787
Eli Lilly & Company	1	155
Merck & Company Incorporated	238,000	18,882,920
		26,439,862

Industrials : 8.21%
Aerospace & Defense : 0.71%
HEICO Corporation	65,300	5,720,280

Commercial Services & Supplies : 2.79%
Cintas Corporation	39,700	8,806,651
Waste Connections Incorporated	160,022	13,747,490
		22,554,141

Construction & Engineering : 1.18%
Jacobs Engineering Group Incorporated	115,100	9,524,525

Professional Services : 1.72%
IHS Markit Limited	205,900	13,857,070

Road & Rail : 1.81%
Union Pacific Corporation	91,200	14,572,848

Information Technology : 35.57%
Communications Equipment : 1.61%
Motorola Solutions Incorporated	90,300	12,986,043

Electronic Equipment, Instruments & Components : 1.05%
Zebra Technologies Corporation Class A †	37,000	8,497,420

IT Services : 17.09%
Black Knight Incorporated †	197,800	13,958,746
EPAM Systems Incorporated †	72,441	16,001,492
Euronet Worldwide Incorporated †	88,500	8,120,760
Fiserv Incorporated †	132,140	13,618,348
Global Payments Incorporated	79,549	13,206,725
PayPal Holdings Incorporated †	155,300	19,101,900
Shopify Incorporated Class A †	13,400	8,472,686
Square Incorporated Class A †	122,800	7,999,192
Visa Incorporated Class A	171,804	30,704,811
WEX Incorporated †	50,802	6,722,121
		137,906,781

Software : 15.82%
Atlassian Corporation plc Class A †	58,800	9,142,812
Autodesk Incorporated †	64,200	12,013,746
Cadence Design Systems Incorporated †	144,400	11,715,172
Microsoft Corporation	408,600	73,225,206
ServiceNow Incorporated †	52,100	18,315,234
Zoom Video Communications Incorporated †	23,600	3,190,012
		127,602,182

2

Wells Fargo Omega Growth Fund	Portfolio of investments — April 30, 2020 (unaudited)

			Shares	Value
Materials : 3.73%
Chemicals : 2.47%
Ingevity Corporation †			76,700	$3,982,264
The Sherwin-Williams Company			29,700	15,930,189
				19,912,453

Construction Materials : 1.26%
Vulcan Materials Company			90,100	10,178,597

Real Estate : 0.73%
Equity REITs : 0.73%
SBA Communications Corporation			20,300	5,885,376

Total Common Stocks (Cost $468,076,312)				798,373,491

		Yield
Short-Term Investments : 1.13%
Investment Companies : 1.13%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.19%	9,132,902	9,132,902
Total Short-Term Investments (Cost $9,132,902)				9,132,902

Total investments in securities (Cost $477,209,214)	100.08%			807,506,393
Other assets and liabilities, net	(0.08)			(664,445)

Total net assets	100.00%			$806,841,948

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	0	27,418,368	(27,418,368)	0	$0
Wells Fargo Government Money Market Fund Select Class	6,308,644	116,386,242	(113,561,984)	9,132,902	9,132,902

					$9,132,902	1.13%

*	No longer held at the end of the period

Wells Fargo Omega Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$101,270,500	$0	$0	$101,270,500
Consumer discretionary	130,927,193	0	0	130,927,193

Financials	12,916,580	0	0	12,916,580
Health care	164,061,502	0	0	164,061,502
Industrials	66,228,864	0	0	66,228,864
Information technology	286,992,426	0	0	286,992,426
Materials	30,091,050	0	0	30,091,050
Real estate	5,885,376	0	0	5,885,376
Short-term investments
Investment companies	9,132,902	0	0	9,132,902

Total assets	$807,506,393	$0	$0	$807,506,393

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months ended April 30, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2020 (unaudited)

	Shares	Value
Common Stocks : 99.39%
Communication Services : 11.13%
Entertainment : 1.41%
Activision Blizzard Incorporated	468,100	$29,832,013
Roku Incorporated †	45,050	5,461,412
		35,293,425

Interactive Media & Services : 9.72%
Alphabet Incorporated Class A †	104,010	140,070,267
Alphabet Incorporated Class C †	19,418	26,188,280
Facebook Incorporated Class A †	270,270	55,326,972
Pinterest Incorporated Class A †	1,035,005	21,383,203
		242,968,722

Consumer Discretionary : 17.84%
Hotels, Restaurants & Leisure : 0.94%
Domino’s Pizza Incorporated	43,000	15,562,990
Planet Fitness Incorporated Class A †	130,550	7,876,082
		23,439,072

Internet & Direct Marketing Retail : 10.18%
Alibaba Group Holding Limited ADR †	75,300	15,261,051
Amazon.com Incorporated †	96,770	239,408,980
		254,670,031

Specialty Retail : 4.46%
Burlington Stores Incorporated †	178,380	32,588,242
Five Below Incorporated †	210,960	19,020,154
Floor & Decor Holdings Incorporated †	556,360	23,589,664
O’Reilly Automotive Incorporated †	31,600	12,208,344
The TJX Companies Incorporated	296,600	14,548,230
Ulta Beauty Incorporated †	43,970	9,581,942
		111,536,576

Textiles, Apparel & Luxury Goods : 2.26%
Deckers Outdoor Corporation †	93,800	13,953,688
Levi Strauss & Company Class A	484,719	6,248,028
lululemon athletica Incorporated †	162,750	36,371,370
		56,573,086

Consumer Staples : 2.33%
Beverages : 1.09%
The Coca-Cola Company	592,250	27,178,353

Food & Staples Retailing : 1.24%
Costco Wholesale Corporation	102,290	30,993,870

Financials : 4.36%
Capital Markets : 3.65%
CME Group Incorporated	111,180	19,813,388
MarketAxess Holdings Incorporated	101,430	46,151,664
Tradeweb Markets Incorporated Class A	486,800	25,391,488
		91,356,540

1

Portfolio of investments — April 30, 2020 (unaudited)	Wells Fargo Premier Large Company Growth Fund

	Shares	Value
Consumer Finance : 0.71%
LendingTree Incorporated †	70,800	$17,655,396

Health Care : 13.81%
Biotechnology : 2.85%
Alnylam Pharmaceuticals Incorporated †	127,570	16,800,969
BioMarin Pharmaceutical Incorporated †	193,400	17,796,668
Exact Sciences Corporation †	227,420	17,961,632
Vertex Pharmaceuticals Incorporated †	74,750	18,777,200
		71,336,469

Health Care Equipment & Supplies : 5.94%
Abbott Laboratories	391,160	36,021,924
Boston Scientific Corporation †	1,192,440	44,692,651
DexCom Incorporated †	40,800	13,676,160
Edwards Lifesciences Corporation †	74,400	16,182,000
Insulet Corporation †	116,080	23,183,498
Novocure Limited †	224,770	14,789,866
		148,546,099

Health Care Providers & Services : 0.80%
Amedisys Incorporated †	108,600	19,999,776

Health Care Technology : 1.53%
Veeva Systems Incorporated Class A †	200,200	38,198,160

Life Sciences Tools & Services : 0.92%
Repligen Corporation †	197,460	22,934,979

Pharmaceuticals : 1.77%
Zoetis Incorporated	342,068	44,232,813

Industrials : 10.95%
Commercial Services & Supplies : 2.83%
Copart Incorporated †	440,700	35,304,477
Waste Connections Incorporated	413,705	35,541,397
		70,845,874

Electrical Equipment : 0.47%
Generac Holdings Incorporated †	121,900	11,877,936

Industrial Conglomerates : 1.31%
Roper Technologies Incorporated	96,230	32,817,317

Professional Services : 3.71%
CoStar Group Incorporated †	92,660	60,067,772
TransUnion	413,850	32,607,242
		92,675,014

Road & Rail : 2.63%
CSX Corporation	117,030	7,750,897
Norfolk Southern Corporation	116,640	19,957,104
Union Pacific Corporation	237,560	37,959,712
		65,667,713

Information Technology : 36.81%
IT Services : 11.48%
Fidelity National Information Services Incorporated	254,190	33,525,119
Global Payments Incorporated	233,810	38,817,136
MasterCard Incorporated Class A	299,900	82,463,503

2

Wells Fargo Premier Large Company Growth Fund	Portfolio of investments — April 30, 2020 (unaudited)

			Shares	Value
IT Services (continued)
PayPal Holdings Incorporated †			368,740	$45,355,020
Square Incorporated Class A †			248,688	16,199,536
Visa Incorporated Class A			395,960	70,765,971
				287,126,285

Semiconductors & Semiconductor Equipment : 6.19%
Microchip Technology Incorporated			685,580	60,145,933
Monolithic Power Systems Incorporated			88,710	17,734,016
NXP Semiconductors NV			243,950	24,290,102
Texas Instruments Incorporated			452,560	52,528,639
				154,698,690

Software : 18.97%
Adobe Incorporated †			115,309	40,777,875
Anaplan Incorporated †			422,220	17,251,909
Cloudflare Incorporated Class A †			552,590	13,019,020
Dynatrace Incorporated †			770,743	23,006,679
HubSpot Incorporated †			121,097	20,420,587
Microsoft Corporation			1,169,980	209,672,116
Proofpoint Incorporated †			219,320	26,697,824
RingCentral Incorporated Class A †			97,690	22,325,096
Salesforce.com Incorporated †			224,480	36,354,536
ServiceNow Incorporated †			83,480	29,346,559
Splunk Incorporated †			131,725	18,488,921
Zendesk Incorporated †			222,700	17,121,176
				474,482,298

Technology Hardware, Storage & Peripherals : 0.17%
Apple Incorporated			14,350	4,216,030

Materials : 1.21%
Chemicals : 1.21%
Linde plc			164,180	30,207,478

Real Estate : 0.95%
Equity REITs : 0.95%
SBA Communications Corporation			82,400	23,889,406

Total Common Stocks (Cost $1,336,854,957)				2,485,417,408

Yield
Short-Term Investments : 1.06%
Investment Companies : 1.06%
Wells Fargo Government Money Market Fund Select Class (l)(u)		0.19%	26,638,455	26,638,455

Total Short-Term Investments (Cost $26,638,455)				26,638,455

Total investments in securities (Cost $1,363,493,412)	100.45%			2,512,055,863
Other assets and liabilities, net	(0.45)			(11,354,835)

Total net assets	100.00%			$2,500,701,028

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC*	96,444,554	351,078,062	(447,522,616)	0	$0
Wells Fargo Government Money Market Fund Select Class	2,551,452	360,895,716	(336,808,713)	26,638,455	26,638,455

					$26,638,455	1.06%

*	No longer held at the end of the period.

Wells Fargo Premier Large Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – April 30, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$278,262,147	$0	$0	$278,262,147
Consumer discretionary	446,218,765	0	0	446,218,765
Consumer staples	58,172,223	0	0	58,172,223
Financials	109,011,936	0	0	109,011,936
Health care	345,248,296	0	0	345,248,296
Industrials	273,883,854	0	0	273,883,854
Information technology	920,523,303	0	0	920,523,303
Materials	30,207,478	0	0	30,207,478
Real estate	23,889,406	0	0	23,889,406
Short-term investments
Investment companies	26,638,455	0	0	26,638,455

Total assets	$2,512,055,863	$0	$0	$2,512,055,863

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the nine months April 30, 2020, the Fund did not have any transfers into/out of Level 3.